Financial risk management, objectives and policies, The ABN AMRO Credit Facility (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) Carrier	Jul. 31, 2014 USD ($) Carrier	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount				$ 850,972	$ 967,275
Frequency of periodic repayment				Quarterly
ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Number of VLCCs executed a credit facility to fund the acquisition | Carrier		3
Borrowing amount	$ 484,000	$ 141,000
Term				5 years
Borrowings maturity				December 31, 2021
Number of installments for repaying debt | Intallment				20
Debt repayment installment amount				$ 2,000
Period to make additional repayment equal to free cash flow in prior quarter				3 years
Additional amount capped per quarter applied against the balloon				$ 300
Credit facility covenant to maintain adjusted tangible net worth				$ 300,000
Number of VLCCs refinanced | Carrier	13
Noncash finance expense related to upfront fees			$ 4,300
ABN AMRO Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels				135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility				25.00%
Credit facility covenant to maintain encumbered cash				$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility				6.00%
ABN AMRO Credit Facility [Member] | March 31, 2021 [Member]
Credit Facility [Abstract]
Debt repayment final amount				$ 31,300
ABN AMRO Credit Facility [Member] | September 30, 2021 [Member]
Credit Facility [Abstract]
Debt repayment final amount				$ 60,200
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.60%